SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives of property and equipment (Details)	Dec. 31, 2025
Property | Minimum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	25 years
Property | Maximum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	50 years
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Renovation and decoration | Minimum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	3 years
Renovation and decoration | Maximum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	15 years
Data center equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	1 year
Data center equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	20 years
Office equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	2 years
Office equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	8 years
Motor vehicles | Minimum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	2 years
Motor vehicles | Maximum
PROPERTY AND EQUIPMENT, NET
Property and equipment, estimated useful life (in years)	8 years